Retirement Benefit Plan - Summary of Approach Used to Set the Key IAS 19 Assumptions (Parenthetical) (Detail) - GBP (£) £ in Billions	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Disclosure Of Defined Benefit Plans [Line Items]
Mortality Projections model, long-term improvement parameter, per year		1.25%
BT Pension Scheme [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Reduction in liabilities	£ 2.1